RETIREMENT BENEFITS PLANS - Pension Plans Assumptions (Details) - Pension plans	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States
Assumptions used to determine benefit obligation at year-end (as a percent)
Discount rate		5.34%	5.61%	5.14%
Rate of compensation increase		3.05%	3.32%	3.40%
Interest rate used to credit cash balance plans		4.56%	4.79%	4.01%
Assumptions used to determine expense (as a percent)
Discount rate used to determine benefit obligation		5.61%	5.14%	5.47%
Discount rate used to determine service cost		5.76%	5.24%	5.54%
Discount rate used to determine interest cost		5.29%	4.98%	5.33%
Expected long-term return on plan assets		7.00%	6.50%	6.50%
Rate of compensation increase		3.32%	3.40%	3.33%
Interest rate used to credit cash balance plans		4.79%	4.01%	3.67%
Non-United States plans
Assumptions used to determine benefit obligation at year-end (as a percent)
Discount rate		5.11%	4.92%	4.52%
Rate of compensation increase		3.13%	3.16%	3.17%
Interest rate used to credit cash balance plans		2.50%	2.01%	1.59%
Assumptions used to determine expense (as a percent)
Discount rate used to determine benefit obligation		4.92%	4.52%	4.83%
Discount rate used to determine service cost		5.90%	6.00%	5.90%
Discount rate used to determine interest cost		4.71%	4.47%	4.80%
Expected long-term return on plan assets		6.63%	6.79%	6.32%
Rate of compensation increase		3.16%	3.17%	3.12%
Interest rate used to credit cash balance plans		2.01%	1.59%	2.32%
Forecast | United States
Assumptions used to determine expense (as a percent)
Expected long-term return on plan assets	7.50%
Forecast | Non-United States plans
Assumptions used to determine expense (as a percent)
Expected long-term return on plan assets	7.00%